Subsequent events	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Subsequent events

24.	Subsequent events

Subsequent to September 30, 2026, the Company:

(a)	granted 13,033 DSUs to directors of the Company under its Omnibus Plan, which vested on the grant date.

(b)	purchased and cancelled 703,053 of its common shares at a weighted average price of US$16.58.

(c)	issued 266,666 common shares in conjunction with the settlement of RSUs.